Restatement of Financial Statements (Tables) - GOOD WORKS ACQUISITION CORP [Member]	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of balance sheet

As of December 31, 2020:	As Previously Reported	Adjustment	As Restated
Total assets	$171,601,077	$—	$171,601,077

Total liabilities	$252,458	$—	$252,458

Common stock subject to possible redemption	166,348,609	3,651,391	170,000,000
Preferred stock	—	—	—
Common stock	4,843	(365)	4,478
Additional paid-in captial	5,102,198	(3,651,026)	1,451,172
Accumulated deficit	(107,031)	—	(107,031)

Total stockholders’ equity	$5,000,010	$(3,651,391)	$1,348,619

Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders’ Equity	$171,601,077	$—	$171,601,077

Schedule of stockholders' equity
The Company’s statement of stockholders’ equity has been restated to reflect the changes to the impacted stockholders’ equity accounts described above.

	As Previously Reported	Adjustment	As Restated
Balance - December 31, 2020 (Restated)	$5,000,010	$(3,651,391)	$1,348,619
Net loss (Restated)	(1,015,510)	(1)	(1,015,511)
Change in value of common stock subject to possible redemption (Restated)	(3,651,392)	3,651,392	—
Balance as of March 31, 2021	$333,108	$—	$333,108
Net loss (Restated)	(1,043,471)	—	(1,043,471)
Balance as of June 30, 2021	$(710,363)	$—	$(710,363)

	As Previously Reported	Adjustment	As Restated
Balance as of June 24, 2020 (inception)	$—	$—	$—
Issuance of common stock to founders	25,000	—	25,000
Sale of 15,000,000 Units on October 22, 2020 through public offering	150,000,000	(150,000,000)	—
Sale of 562,500 to GW Sponsor 2, LLC	163,125	—	163,125
Sale of 228,000 Private Units on October 22, 2020	2,280,000	—	2,280,000
Sale of 1,500,000 Units on October 26, 2020 through over-allotment	15,000,000	(15,000,000)	—
Sale of 500,000 Units on November 17, 2020 through over-allotment	5,000,000	(5,000,000)	—
Forfeiture of 62,500 by initial stockholders	—		—
Underwriters’ discount	(450,000)	450,000	—
Other offering expenses	(420,121)	420,121	—
Fair value of derivative warrant liabilities issued in public offering and private placement (Restated)	(142,353)	—	(142,353)
Maximum number of redeemable shares (Restated)	(166,348,610)	166,348,610	—
Accretion to common stock subject to possible redemption amount (Restated)	—	(870,122)	(870,122)
Net loss (Restated)	(107,031)	—	(107,031)
Balance as of December 31, 2020	$5,000,010	$(3,651,391)	$1,348,619

Schedule of statement of cash flows
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the period from January 1, 2021 through June 30, 2021:

For the Period from January 1, 2021 through June 30, 2021
	As Previously Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of common stock subject to possible redemption (restated)	$3,651,391	$(3,651,391)	$—

For the Period from June 24, 2020 (inception) through December 31, 2020
	As Previously Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of common stock subject to possible redemption (restated)	$167,567,559	$(167,567,559)	$—
Change in value of common stock subject to possible redemption (restated)	$(1,218,950)	$1,218,950	$—

Schedule of statement of operations
The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the three and six months ended June 30, 2021:

	Earnings Per Share for Common Stock
	As Previously Reported(1)	Adjustment	As Restated
For the Three Months Ended June 30, 2021
Net loss	$(1,043,472)	$1	$(1,043,471)
Basic and Diluted weighted-average redeemable common shares outstanding	17,000,000	—	17,000,000
Basic and Diluted net loss per redeemable common share	$(0.00)	$(0.05)	$(0.05)
Basic and Diluted weighted-average non-redeemable common shares outstanding	4,478,000	—	4,478,000
Basic and Diluted net loss per non-redeemable common shares	$(0.23)	$0.18	$(0.05)

	Earnings Per Share for Common Stock
	As Previously Reported(1)	Adjustment	As Restated
For the Six Months Ended June 30, 2021
Net loss	$(2,058,982)	$—	$(2,058,982)
Basic and Diluted weighted-average redeemable common shares outstanding	16,818,439	181,561	17,000,000
Basic and Diluted net loss per redeemable common share	$(0.00)	$(0.10)	$(0.10)
Basic and Diluted weighted-average non-redeemable common shares outstanding	4,659,492	(181,492)	4,478,000
Basic and Diluted net loss per non-redeemable common shares	$(0.44)	$0.34	$(0.10)
(1) - The weighted average shares outstanding was calculated based on the two-class
method, where the earnings per share was determined based on redeemable and non-redeemable
common stock. The Company revised its earnings per share calculation to allocate net losses by the weighted average shares of redeemable and non-redeemable
common stock outstanding for the respective period.

	Earnings Per Share for Common Stock
	As Previously Reported (1)	Adjustment	As Restated
For the Period from June 24, 2020 (inception) through December 31, 2020
Net loss	$(107,031)	$—	$(107,031)
Basic and Diluted weighted-average redeemable common shares outstanding	16,723,356	(10,011,492)	6,711,864
Basic and Diluted net loss per redeemable common share	$(0.00)	$(0.01)	$(0.01)
Basic and Diluted weighted-average non-redeemable common shares outstanding	4,483,216	(468,030)	4,015,186
Basic and Diluted net loss per non-redeemable common shares	$(0.02)	$0.01	$(0.01)

(1) -
The weighted average shares outstanding was calculated based on the two-class
method, where the earnings per share was determined based on redeemable and non-redeemable
common stock. The Company revised its earnings per share calculation to allocate income and losses by the weighted average shares of redeemable and non-redeemable
common stock outstanding for the respective period.